Corporate information	12 Months Ended
Dec. 31, 2019
Corporate information [abstract]
Corporate information

1. Corporate information

Americas Gold and Silver Corporation (formerly Americas Silver Corporation) (the “Company”) was incorporated under the Canada Business Corporations Act on May 12, 1998 and conducts mining exploration, development and production in the Americas. The address of the Company’s registered office is 145 King Street West, Suite 2870, Toronto, Ontario, Canada, M5H 1J8. The Company’s common shares are listed on the Toronto Stock Exchange under the symbol “USA” and on the New York Stock Exchange American under the symbol “USAS”.

The consolidated financial statements of the Company for the year ended December 31, 2019 were approved and authorized for issue by the Board of Directors of the Company on March 9, 2020.